BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Twelve months ending December 31,
2025	¥ 2,543,118
2026	2,856,779
2027	3,167,191
2028	3,205,937
2029	2,525,396
Thereafter	10,150,682
Long-term borrowings	¥ 24,449,103	¥ 25,247,998